Sales and marketing (Details Textual) (USD $)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Other Income And Other Expense Disclosure [Line Items]
Advertising cost	$ 313,336	$ 92,135	$ 1,650,747